Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment reporting
Schedule of Burford's reportable business segments

	Year ended December 31, 2023
					Reconciliation
		Asset		Total	Adjustment for
	Capital	management and	Other	segments	third-party	Total
($ in thousands)	provision	other services	corporate	(Burford-only)	interests(1)	consolidated
Capital provision income/(loss)	896,371	-	-	896,371	445,552	1,341,923
Plus/(Less): Third-party interests in capital provision assets	-	-	-	-	(279,263)	(279,263)
Asset management income/(loss)*	-	63,712	-	63,712	(56,070)	7,642
Marketable securities income/(loss) and bank interest	-	-	12,067	12,067	141	12,208
Other income/(loss)*	-	4,392	-	4,392	-	4,392
Total revenues	896,371	68,104	12,067	976,542	110,360	1,086,902

Operating expenses	197,478	18,727	52,333	268,538	2,698	271,236

Other expenses
Finance costs	94,669	1,754	2,713	99,136	(1)	99,135
Foreign currency transactions (gains)/losses	-	-	(21,737)	(21,737)	(15)	(21,752)
Total other expenses	94,669	1,754	(19,024)	77,399	(16)	77,383

Income/(loss) before income taxes	604,224	47,623	(21,242)	630,605	107,678	738,283
*Includes the following revenue from contracts with customers for services transferred over time	-	64,473	-	64,473	(56,070)	8,403

1.

Adjusted for third-party interests in non-wholly owned consolidated entities, which included BOF-C, the Strategic Value Fund, the Advantage Fund, Colorado and several other entities in which the Company holds investments and there is a third-party partner in, or owner of, those entities.

	Year ended December 31, 2022
					Reconciliation
		Asset		Total	Adjustment for
	Capital	management and	Other	segments	third-party	Total
($ in thousands)	provision	other services	corporate	(Burford-only)	interests(1)	consolidated
Capital provision income/(loss)	202,878	-	-	202,878	116,230	319,108
Plus/(Less): Third-party interests in capital provision assets	-	-	-	-	(494)	(494)
Asset management income/(loss)*	-	56,080	-	56,080	(46,964)	9,116
Marketable securities income/(loss) and bank interest	-	-	(7,594)	(7,594)	(150)	(7,744)
Other income/(loss)*	-	(759)	-	(759)	-	(759)
Total revenues*	202,878	55,321	(7,594)	250,605	68,622	319,227

Operating expenses	72,508	27,965	22,223	122,696	1,576	124,272

Other expenses
Finance costs	71,792	1,780	3,817	77,389	-	77,389
(Gains)/Losses on debt extinguishment	812	20	43	875	-	875
Foreign currency transactions (gains)/losses	-	-	7,581	7,581	93	7,674
Total other expenses	72,604	1,800	11,441	85,845	93	85,938

Income/(loss) before income taxes	57,766	25,556	(41,258)	42,064	66,953	109,017
*Includes the following revenue from contracts with customers for services transferred over time	-	55,321	-	55,321	(46,964)	8,357

1.

Adjusted for third-party interests in non-wholly owned consolidated entities, which included BOF-C, the Strategic Value Fund, Colorado and several other entities in which the Company holds investments and there is a third-party partner in, or owner of, those entities.

	Year ended December 31, 2021
					Reconciliation
		Asset		Total	Adjustment for
	Capital	management and	Other	segments	third-party	Total
($ in thousands)	provision	other services	corporate	(Burford-only)	interests(1)	consolidated
Capital provision income/(loss)	156,043	-	-	156,043	38,511	194,554
Plus/(Less): Third-party interests in capital provision assets	-	-	-	-	195	195
Asset management income/(loss)*	-	28,745	-	28,745	(14,349)	14,396
Marketable securities income/(loss) and bank interest	-	-	774	774	1,091	1,865
Other income/(loss)*	-	6,320	-	6,320	-	6,320
Total revenues*	156,043	35,065	774	191,882	25,448	217,330

Operating expenses	90,343	33,280	21,488	145,111	3,635	148,746

Other expenses
Finance costs	52,537	1,360	4,750	58,647	-	58,647
(Gains)/Losses on debt extinguishment	1,477	38	134	1,649	-	1,649
Foreign currency transactions (gains)/losses	17	-	5,482	5,499	-	5,499
Total other expenses	54,031	1,398	10,366	65,795	-	65,795

Income/(loss) before income taxes	11,669	387	(31,080)	(19,024)	21,813	2,789
*Includes the following revenue from contracts with customers for services transferred over time	-	35,065	-	35,065	(14,349)	20,716
1.

Adjusted for third-party interests in non-wholly owned consolidated entities, which included BOF-C, the Strategic Value Fund, Colorado and several other entities in which the Company holds investments and there is a third-party partner in, or owner of, those entities.

Schedule of Burford's assets by reporting segment

					Reconciliation
		Asset		Total	Adjustment for
	Capital	management and	Other	segments	third-party	Total
($ in thousands)	provision	other services	corporate	(Burford-only)	interests(1)	consolidated
Total assets at December 31, 2023	4,025,920	74,591	115,353	4,215,864	1,621,530	5,837,394
Total assets at December 31, 2022	2,970,841	97,863	149,722	3,218,426	1,069,933	4,288,359
1.	Adjusted for third-party interests in non-wholly owned consolidated entities, which included BOF-C, the Strategic Value Fund, the Advantage Fund, Colorado and several other entities in which the Company holds investments and there is a third-party partner in, or owner of, those entities.